Acquisitions and Divestitures - Additional Information (Detail) $ / shares in Units, $ in Thousands												3 Months Ended	12 Months Ended
	Dec. 30, 2019	Nov. 18, 2019 USD ($) shares	Jun. 30, 2019 USD ($)	Jun. 20, 2019 USD ($) $ / shares shares	Jun. 20, 2019 CAD ($)	May 16, 2019 USD ($)	May 16, 2019 CAD ($)	Mar. 19, 2019 USD ($) $ / shares shares	Mar. 19, 2019 CAD ($)	Aug. 21, 2018 USD ($) $ / shares shares	Aug. 03, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Mineral Hectares	Dec. 31, 2018 USD ($)	Nov. 18, 2019 CAD ($) shares	Sep. 30, 2019 USD ($)	May 16, 2019 CAD ($)	Jan. 28, 2019	Oct. 30, 2018 USD ($)	Aug. 21, 2018 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Acquisition financing package													$ 670,000
Impairment charge														$ 13,283
Proceeds from equity interest sold							$ 10,000,000
Cash payment received							1,000,000
Non cash payments received							$ 9,000,000
Note payable in annual instalments																	$ 3,000,000
Inca One [member]
Disclosure of detailed information about business combination [line items]
Number of shares issued or issuable on purchase of joint venture | shares										51,300,000										51,300,000
Percentage of interest issued or issuable										19.99%										19.99%
Value of shares issued or issuable										$ 2,000
Promissory note payable										6,800
Value of cash or shares payable in one installment										1,900
Value of cash payable in installment										1,100
Payment of recoverable taxes										2,200
Working capital adjustment payment payable										$ 1,100
Koricancha [member]
Disclosure of detailed information about business combination [line items]
Impairment charge														24,135
Percentage of gold stream obligation										3.50%
Gain on loss of control														(545)
Gross consideration for sale of portion in joint venture										$ 12,100										$ 15,900,000
Private Placement Member [member]
Disclosure of detailed information about business combination [line items]
Dilution loss													500
At Market [member]
Disclosure of detailed information about business combination [line items]
Acquisition financing package													40,000
New Convertible Debenture [member]
Disclosure of detailed information about business combination [line items]
Acquisition financing package													130,000
Corporate Revolving Credit Facility [member]
Disclosure of detailed information about business combination [line items]
Acquisition financing package													400,000
Term Loan [member]
Disclosure of detailed information about business combination [line items]
Acquisition financing package													$ 100,000
Elk Gold [member]
Disclosure of detailed information about business combination [line items]
Contiguous mineral claims number | Mineral													27
Hectares in one mining Lease | Hectares													16,566
Impairment charge													$ 9,900
Percentage of equity interest sold						100.00%	100.00%
Proceeds from equity interest sold						$ 7,400
Cash payment received						700
Non cash payments received						6,700
Note payable in annual instalments						$ 2,200
Equity investment payment terms						The total amount due under the promissory note may be adjusted such that if the buyer pays an additional C$7 million within two years from closing, that will represent full and final payment; or if the buyer pays an additional C$8.5 million within three years from closing, that will represent full and final payment.	The total amount due under the promissory note may be adjusted such that if the buyer pays an additional C$7 million within two years from closing, that will represent full and final payment; or if the buyer pays an additional C$8.5 million within three years from closing, that will represent full and final payment.
Fair value of consideration receivable						$ 5,200
Future cash flow discount rate						15.00%											15.00%
Gain on loss of control						$ 100
Elk Gold [member] | Other Receivables [member]
Disclosure of detailed information about business combination [line items]
Fair value of consideration receivable						$ 4,400
Solaris Resources Inc [member]
Disclosure of detailed information about business combination [line items]
Ownership interest by entity											60.00%		30.00%
Adjustments to non controlling interest											$ 7,400
Ownership Percentage In Subsidiary Due to Dilution of Interest			32.00%
Description of composition of capital units		Each unit is comprised of one common share and one-half of a share purchase warrant. Each full warrant entitles the Company to purchase one common share of Solaris at a price of C$0.60 over a three-year period.
Gain Loss On Related Party Receivables		$ 0
Solaris Resources Inc [member] | Equinox Golds Shareholders [member]
Disclosure of detailed information about business combination [line items]
Ownership interest by entity											60.00%
Solaris Resources Inc [member] | Equinox Gold [member]
Disclosure of detailed information about business combination [line items]
Ownership interest by entity	30.00%										40.00%
Gain on loss of control													$ 900
Subscription of units for receivables | shares		6.9													6.9
Cancellation of receivables from subsidiaries		$ 2,100													$ 2.8
Percentage of pro-rata interest		32.00%													32.00%
Dilution gain													$ 600
Solaris Resources Inc [member] | Private Placement Member [member]
Disclosure of detailed information about business combination [line items]
Shares Issued | shares				2,500,000				15,700,000
Price per share | $ / shares				$ 0.25				$ 0.25
Proceeds from share issuance				$ 500	$ 600,000			$ 3,000	$ 3,900,000
Solaris Resources Inc [member] | Other Receivables [member]
Disclosure of detailed information about business combination [line items]
Gain on loss of control			$ 2,300
Stream holder [member] | Koricancha [member]
Disclosure of detailed information about business combination [line items]
Impairment charge														24,100
Future cash flow discount rate										10.00%										10.00%
Percentage of gold stream obligation										3.50%
Number of shares issued or issuable on purchase of joint venture | shares										51,300,000										51,300,000
Value of shares issued or issuable										$ 2,000
Value of cash payable in installment										$ 1,900
Percentage of interest issued or issuable in settlement										19.99%										19.99%
Sale related cost payable										$ 1,900
Settlement value per common stock | $ / shares										$ 0.068
Percentage of interest on exercise of option										19.99%										19.99%
Fair value of the net consideration										$ 7,700
Leagold Mining Corporation [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired													100.00%
Business combination shares issued													0.331					0.331
Acquisition related costs													$ 1,300
Mesquite acquisition [member]
Disclosure of detailed information about business combination [line items]
Increase in Inventory																$ 48,100
Reduction Value of Attributed Property and Plant Equipment																$ 52,500
Cash consideration																			$ 158,000
Working capital adjustments payable														9,100
Bargain purchase gain recognized in net loss at October 30, 2018													$ 14,600
Adjustments to operating expenses														1,100
Consolidated revenue														30,200
Pre-tax net income														6,800
Pro-forma unaudited consolidated revenue														176,000
Pre-tax net loss from continuing operations														$ 32,000
Increase in Consideration												$ 3,400